Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of information about accounting judgments and estimates [abstract]
Description of determining investment is impaired	Significant or prolonged decline is defined as an unrealized loss at 50% or a decline under its cost over two consecutive fiscal years, respectively.